Quarterly Financial Information - Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			3 Months Ended								12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 78,842	$ 995,930	$ 984,497	$ 910,179	$ 245,600	$ 252,100	$ 252,400	$ 245,800	$ 238,500	$ 249,800	$ 234,600	$ 261,600	$ 995,930	$ 984,497	$ 910,179
Gross profit	18,546	191,957	238,502	199,819	47,600	481,000	491,000	472,000	59,500	58,900	53,100	67,000	191,957	238,502	199,819
Net (loss) income	$ (27,898)	$ (12,242)	$ 14,627	$ (18,611)	$ (7,000)	$ (1,800)	$ 1,700	$ (5,100)	$ 7,300	$ 4,800	$ (4,400)	$ 6,900